Document and Entity Information	May 04, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001576280
Document Type	8-K
Document Period End Date	May 04, 2022
Entity Registrant Name	GUARDANT HEALTH, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38683
Entity Tax Identification Number	45-4139254
Entity Address, Address Line One	3000 Hanover Street
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304
City Area Code	855
Local Phone Number	698-8887
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.00001
Trading Symbol	GH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063